Description of Organization and Business Operations (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Feb. 11, 2022	Feb. 11, 2022	May 31, 2024	Nov. 30, 2023	Nov. 30, 2022	Aug. 11, 2024	May 09, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	Jul. 18, 2023
IfrsStatementLineItems [Line Items]
Deferred underwriting fee payable			$ 4,025,000	$ 4,025,000	$ 4,025,000
Cash			$ 4,176	146,933	301,228
Proceeds from issuance of private placement					$ 5,325,000
Minimum market value net asset held in trust account, percentage			80.00%	80.00%
Minimum post-business combination ownership			50.00%	50.00%
Restricted redemption rights percentage			20.00%	20.00%
Redemption percentage of outstanding shares			100.00%	100.00%
Sale of stock, description			In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below (i) $10.15 per Public Share or (ii) such lesser amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.15 per Public Share due to reductions in the value of the trust assets, in each case net of the amount of interest which may be withdrawn to pay taxes, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Redemption price per share				$ 0.1
EVGR Shareholders [Member]
IfrsStatementLineItems [Line Items]
Redemption share value							$ 32,364,393
Common Class A [Member]
IfrsStatementLineItems [Line Items]
Redemption share value							$ 80,000									$ 160,000
Redemption price per share							$ 0.03									$ 0.055
Redemption share			4,663,957	7,495,670	11,500,000		2,831,713									4,004,330
Common Class A [Member] | Forecast [Member]
IfrsStatementLineItems [Line Items]
Redemption share value						$ 160,000
Redemption price per share						$ 0.055
Redemption share						4,004,330
Maximum [Member]
IfrsStatementLineItems [Line Items]
Dissolution expenses			$ 100,000	$ 100,000
Evergreen LLC [Member]
IfrsStatementLineItems [Line Items]
Assets held in trust			$ 80,000	$ 160,000				$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000
IPO [Member]
IfrsStatementLineItems [Line Items]
Sale of stock, number of shares issued in transaction	10,000,000	10,000,000		11,500,000
Gross proceeds from public offering	$ 100,000,000	$ 100,000,000		$ 115,000,000
Transaction costs	8,557,887	8,557,887
Underwriting fees	1,800,000	1,800,000
Deferred underwriting fee payable	4,025,000	4,025,000
Assets held in trust	1,725,000	1,725,000
Stock issuance costs	1,007,887	1,007,887
Cash	$ 1,519,359	$ 1,519,359
Initial public offering price	$ 10.15	$ 10.15	$ 10.00	$ 10.00
Net proceeds from public offering	$ 116,725,000	$ 116,725,000
Sale of stock, description				Each Unit consists of one ordinary share and one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder purchase one ordinary share at an exercise price of $11.50 per whole share.
Private Placement [Member]
IfrsStatementLineItems [Line Items]
Sale of stock, number of shares issued in transaction		532,500
Initial public offering price	$ 10.00	$ 10.00
Net proceeds from public offering		$ 5,325,000
Private Placement [Member] | Evergreen LLC [Member]
IfrsStatementLineItems [Line Items]
Sale of stock, number of shares issued in transaction	480,000	480,000
Initial public offering price	$ 10.00	$ 10.00
Proceeds from issuance of private placement	$ 4,800,000	$ 4,800,000
Over-Allotment Option [Member] | Underwriters [Member]
IfrsStatementLineItems [Line Items]
Sale of stock, number of shares issued in transaction	1,500,000	1,500,000
Underwriting fees			$ 2,000,000	$ 2,000,000
Deferred underwriting fee payable			$ 3,500,000	$ 3,500,000
Initial public offering price	$ 10.00	$ 10.00
Proceeds from over-allotment option	$ 15,000,000	$ 15,000,000
Over-Allotment Option [Member] | Underwriters [Member] | Maximum [Member]
IfrsStatementLineItems [Line Items]
Sale of stock, number of shares issued in transaction			1,500,000	1,500,000
Option Private Placement Units [Member] | Evergreen LLC [Member]
IfrsStatementLineItems [Line Items]
Sale of stock, number of shares issued in transaction	52,500	52,500
Initial public offering price	$ 10.00	$ 10.00